Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Line of Credit Facility [Line Items]
Asset coverage ratio		348.00%
Principal amount outstanding	$ 0	$ 710,349
Revolving Credit Facility
Line of Credit Facility [Line Items]
Percentage of total commitment under line of credit		0.85
Commitment fee percentage on unused portion		0.375%
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion		0.25%
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 800,000
Borrowing capacity increase		$ 1,050,000
Minimum required ratio of total assets to total indebtedness		1.5
Principal amount outstanding	$ 0	$ 460,349
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR), Credit Spread Adjustment
Line of Credit Facility [Line Items]
Interest rate spread		0.10%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Interest rate spread	1.875%	1.75%
Line of Credit | Revolving Credit Facility | Minimum | Base Rate
Line of Credit Facility [Line Items]
Interest rate spread		1.75%
Line of Credit | Revolving Credit Facility | Minimum | Alternate Base Rate
Line of Credit Facility [Line Items]
Interest rate spread		0.75%
Line of Credit | Revolving Credit Facility | Maximum | Base Rate
Line of Credit Facility [Line Items]
Interest rate spread		1.875%
Line of Credit | Revolving Credit Facility | Maximum | Alternate Base Rate
Line of Credit Facility [Line Items]
Interest rate spread		0.875%
Line of Credit | Revolving Credit Facility | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 100,000
Line of Credit | SG Funding Facility
Line of Credit Facility [Line Items]
Borrowing capacity increase		2,000,000
Principal amount outstanding	$ 0	250,000
Line of Credit | SG Funding Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,000,000
Interest rate floor		2.75%
Line of Credit | SG Funding Facility | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Interest rate spread		2.60%
Line of Credit | SG Funding Facility | Revolving Credit Facility | Applicable Benchmark, Collateral Pool, Broadly Syndicated Loans
Line of Credit Facility [Line Items]
Interest rate spread		1.90%
Line of Credit | SG Funding Facility | Revolving Credit Facility | Applicable Benchmark, Collateral Pool, Not Broadly Syndicated Loans
Line of Credit Facility [Line Items]
Interest rate spread		2.80%